Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from Operating Activities
Loss for the Year	€ (103,195)	€ (151,792)	€ (112,071)
Adjustments for:
Amortization and depreciation	34,189	37,873	28,443
Impairment of assets	26,755	26,415
Expected credit loss for trade and other receivables	931	2,088	1,893
Impairments of inventories	(171)	6,318	999
Change in provisions	(870)	156	2,426
Government grants	(1,965)	(1,198)	(1,706)
Financial income	(533)	(1,945)	(1,472)
Financial expenses	17,920	23,680	15,247
Change in fair value of derivative warrant liabilities	(1,910)	(1,081)	(6,476)
Exchange differences	(11,663)	4,044	(1,466)
Income tax credit	87	(6,723)	(703)
Share based payments expense	2,096	3,826	16,672
Results from disposals of property, plant and equipment	61	1,384
Negative Goodwill			(11,166)
Proceeds from government grants	1,454	6,374	6,329
Changes in
- inventories	22,994	11,677	23,553
- trade and other financial receivables	2,808	10,580	2,703
- other assets	(3,167)	(19,125)	1,227
- trade and other financial payables	22,307	(6,127)	(30,417)
- contract liabilities	1,871	2,044	1,885
Net cash from / (used) in operating activities	9,999	(51,532)	(64,100)
Cash flows from Investing Activities
Acquisition of intangible assets	(9,405)	(27,247)	(32,178)
Acquisition of property, plant and equipment	(632)	(8,244)	(12,236)
Proceeds from sale of property, plant and equipment	182
Proceeds from sale of financial assets at fair value through profit or loss	21,509		248
Acquisition of subsidiaries, net of cash acquired	(31)	(3,970)	(9,979)
Net cash from / (used) in investing activities	11,623	(39,461)	(54,145)
Cash flows from Financing Activities
Proceeds from loans	630,015	759,526	419,471
Repayments of loans	(665,658)	(770,956)	(337,977)
Payment of principal portion of lease liabilities	(4,811)	(5,846)	(2,809)
Payment of interest on lease liabilities	(1,739)	(1,911)	(1,341)
Interest and bank fees paid	(13,217)	(19,639)	(18,908)
Net cash from financing activities	(32,192)	2,955	140,631
Net increase/(decrease) in cash and cash equivalents	(10,570)	(88,038)	22,386
Cash and cash equivalents at beginning of year	20,036	101,158	83,308
Exchange gains/(losses)	(5,020)	6,916	(4,536)
Cash and cash equivalents at 31 December	4,446	20,036	101,158
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	403	43	6,106
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	22,654	41,405	74,242
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	€ 161	€ 333	€ 1,847